CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ 351	$ 11	$ 566	$ (213)
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (101)	$ (183)	$ (320)	$ (541)